Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Balances and changes in property, plant, and equipment

Balances and changes in PP&E are as follows:

	Weighted average useful life (years)	Balance on 12/31/2020	Additions	Depreciation	Transfer (i) (ii)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Reclassified to assets held for sale (iii)	Balance on 12/31/2021
Cost:
Land		687,108	2,424	-	-	(17,503)	3,416	(65,151)	610,294
Buildings	33	2,154,710	47,920	-	119,748	(34,925)	26,997	(827,729)	1,486,721
Leasehold improvements	10	1,222,822	21,944	-	136,206	(31,587)	30	(293,236)	1,056,179
Machinery and equipment	12	6,498,362	161,071	-	558,197	(13,811)	93,412	(4,272,654)	3,024,577
Automotive fuel/lubricant distribution equipment and facilities	13	3,169,320	88,112	-	33,794	(45,640)	-	-	3,245,586
LPG tanks and bottles	9	776,479	91,842	-	1,567	(28,957)	-	-	840,931
Vehicles	8	310,836	19,054	-	11,634	(25,949)	82	(27,418)	288,239
Furniture and utensils	8	316,712	33,644	-	2,277	(14,614)	1,296	(171,223)	168,092
IT equipment	5	444,844	28,350	-	901	(11,998)	705	(132,427)	330,375
Construction in progress (ii)		580,695	797,674	-	(829,245)	(301)	3,290	(99,865)	452,248
Advances to suppliers		34,642	21,985	-	(18,894)	-	-	(23,452)	14,281
Imports in progress		866	4,312	-	(4,631)	-	38	(404)	181
		16,197,396	1,318,332	-	11,554	(225,285)	129,266	(5,913,559)	11,517,704

	Balance on 12/31/2020	Additions	Depreciation	Transfer (i) (ii)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Reclassified to assets held for sale (iii)	Balance on 12/31/2021
Accumulated depreciation:
Buildings	(851,397)	-	(68,388)	(94)	23,031	(6,872)	317,874	(585,846)
Leasehold improvements	(689,161)	-	(81,976)	81	27,519	(37)	170,021	(573,553)
Machinery and equipment	(3,598,304)	-	(356,637)	-	11,717	(21,651)	2,206,474	(1,758,401)
Automotive fuel/lubricant distribution equipment and facilities	(1,906,953)	-	(178,110)	(311)	34,841	-	-	(2,050,533)
LPG tanks and bottles	(454,651)	-	(62,558)	-	18,899	-	-	(498,310)
Vehicles	(143,854)	-	(22,927)	195	15,480	(20)	17,977	(133,149)
Furniture and utensils	(191,713)	-	(23,594)	24	14,443	(817)	89,369	(112,288)
IT equipment	(352,256)	-	(35,614)	317	11,489	(435)	106,965	(269,534)
	(8,188,289)	-	(829,804)	212	157,419	(29,832)	2,908,680	(5,981,614)
Provision for losses:
Land	(146)	-	-	-	-	-	-	(146)
Leasehold improvements	(61)	(43,666)	-	-	-	(3)	43,712	(18)
Machinery and equipment	(2,857)	(839)	-	-	6	(45)	2,446	(1,289)
Automotive fuel/lubricant distribution equipment and facilities	(73)	-	-	-	27	-	-	(46)
Vehicles	-	(160)	-	-	-	-	160	-
Furniture and utensils	-	(14,887)	-	-	-	-	14,887	-
IT equipment	-	(1,660)	-	-	-	-	1,660	-
Advances to suppliers	(110)	-	-	-	-	-	110	-
	(3,247)	(61,212)	-	-	33	(48)	62,975	(1,499)
Net amount	8,005,860	1,257,120	(829,804)	11,766	(67,833)	99,386	(2,941,904)	5,534,591

(i) Refers to R$ 169 transferred to intangible assets.

(ii) Includes R$ 11,935 transferred from right-of-use assets.

(iii) For further information, see Note 3.c.1.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Land		667,865	21,300	-	2,113	(14,427)	10,257	687,108
Buildings	32	1,925,946	25,572	-	148,527	(27,210)	81,875	2,154,710
Leasehold improvements	9	1,121,528	28,374	-	89,559	(16,954)	315	1,222,822
Machinery and equipment	13	5,707,721	144,089	-	378,883	(5,554)	273,223	6,498,362
Automotive fuel/lubricant distribution equipment and facilities	13	2,991,472	90,279	-	133,963	(46,394)	-	3,169,320
LPG tanks and bottles	10	755,460	65,230	-	289	(44,500)	-	776,479
Vehicles	8	320,161	22,495	-	8,363	(40,517)	334	310,836
Furniture and utensils	9	295,604	13,985	-	6,775	(3,694)	4,042	316,712
Construction in progress		827,086	506,367	-	(765,785)	(1,167)	14,194	580,695
Advances to suppliers		12,544	28,339	-	(6,185)	(56)	-	34,642
Imports in progress		250	1,437	-	(822)	-	1	866
IT equipment	5	412,809	32,134	-	539	(2,827)	2,189	444,844
		15,038,446	979,601	-	(3,781)	(203,300)	386,430	16,197,396

	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Accumulated depreciation:
Buildings	(793,835)	-	(65,318)	2,376	20,021	(14,641)	(851,397)
Leasehold improvements	(614,379)	-	(80,995)	49	6,252	(88)	(689,161)
Machinery and equipment	(3,231,627)	-	(317,694)	59	4,091	(53,133)	(3,598,304)
Automotive fuel/lubricant distribution equipment and facilities	(1,766,878)	-	(176,404)	(6)	36,335	-	(1,906,953)
LPG tanks and bottles	(425,554)	-	(56,267)	(30)	27,200	-	(454,651)
Vehicles	(139,045)	-	(24,585)	48	19,997	(269)	(143,854)
Furniture and utensils	(171,475)	-	(21,060)	7	2,988	(2,173)	(191,713)
IT equipment	(318,063)	-	(35,080)	122	2,676	(1,911)	(352,256)
	(7,460,856)	-	(777,403)	2,625	119,560	(72,215)	(8,188,289)
Provision for losses:
Advances to suppliers	(110)	-	-	-	-	-	(110)
Land	(146)	-	-	-	-	-	(146)
Leasehold improvements	(1,599)	910	-	-	639	(11)	(61)
Machinery and equipment	(2,875)	-	-	-	156	(138)	(2,857)
Automotive fuel/lubricant distribution equipment and facilities	(98)	-	-	-	25	-	(73)
	(4,828)	910	-	-	820	(149)	(3,247)
Net amount	7,572,762	980,511	(777,403)	(1,156)	(82,920)	314,066	8,005,860

(i) Refers to amounts transferred between items and to intangible assets.

	Weighted average useful life (years)	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/30/2019
Cost:
Land	-	620,879	43,420	-	4,785	(2,017)	1,059	(261)	667,865
Buildings	32	1,801,073	18,117	-	105,861	(4,339)	7,023	(1,789)	1,925,946
Leasehold improvements	10	1,015,640	19,191	-	129,234	(42,552)	15	-	1,121,528
Machinery and equipment	13	5,219,256	131,831	-	365,953	(4,967)	9,596	(13,948)	5,707,721
Automotive fuel/lubricant distribution equipment and facilities	14	2,864,333	103,288	-	81,038	(57,187)	-	-	2,991,472
LPG tanks and bottles	10	743,016	65,351	-	(6,993)	(45,914)	-	-	755,460
Vehicles	7	308,756	24,686	-	7,564	(20,353)	(394)	(98)	320,161
Furniture and utensils	9	279,016	15,009	-	4,399	(2,665)	198	(353)	295,604
Construction in progress	-	922,799	591,525	-	(695,301)	(108)	8,344	(173)	827,086
Advances to suppliers	-	14,088	7,378	-	(8,921)	-	(1)	-	12,544
Imports in progress	-	41	9,513	-	(9,304)	-	-	-	250
IT equipment	5	395,063	21,771	-	872	(5,249)	352	-	412,809
		14,183,960	1,051,080	-	(20,813)	(185,351)	26,192	(16,622)	15,038,446

	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Accumulated depreciation:
Buildings	(743,117)	-	(58,158)	187	4,681	893	1,679	(793,835)
Leasehold improvements	(558,042)	-	(84,664)	2,040	26,291	(4)	‐	(614,379)
Machinery and equipment	(2,969,209)	-	(298,767)	2,983	3,510	16,340	13,516	(3,231,627)
Automotive fuel/lubricant distribution equipment and facilities	(1,657,608)	-	(159,961)	-	50,691	-	-	(1,766,878)
LPG tanks and bottles	(401,056)	-	(57,890)	4,467	28,925	-	-	(425,554)
Vehicles	(123,650)	-	(27,106)	28	11,274	311	98	(139,045)
Furniture and utensils	(155,339)	-	(18,944)	(12)	2,280	204	336	(171,475)
IT equipment	(288,083)	-	(34,782)	50	5,061	(309)	‐	(318,063)
Construction in progress	(6,896,104)	-	(740,272)	9,743	132,713	17,435	15,629	(7,460,856)
Provision for losses:
Advances to suppliers	(83)	(27)	-	-	-	-	-	(110)
Buildings	(306)	-	-	-	-	-	306	-
Land	(827)	-	-	-	-	-	681	(146)
Leasehold improvements	(1,385)	(1,528)	-	-	111	1,203	-	(1,599)
Machinery and equipment	(6,117)	-	-	-	769	1,138	1,335	(2,875)
Automotive fuel/lubricant distribution equipment and facilities	(165)	-	-	-	67	-	-	(98)
Construction in progress	(38)	-	-	-	-	-	38	-
Furniture and utensils	(70)	-	-	-	1	-	69	-
	(8,991)	(1,555)	-	-	948	2,341	2,429	(4,828)
Net amount	7,278,865	1,049,525	(740,272)	(11,070)	(51,690)	45,968	1,436	7,572,762

(i) Refers to amounts transferred to intangible assets, inventories and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina.